Employee Defined Benefit Obligations	12 Months Ended
Dec. 31, 2020
Employee benefits [Abstract]
Employee Defined Benefit Obligations	Employee Defined Benefit Obligations

	December 31, 2020	December 31, 2019
	$	$
Net defined benefit pension asset	(47.3)	(26.0)
Net defined benefit pension liability	73.7	69.8
End of employment benefit plans	17.5	15.4
	91.2	85.2

Defined benefit pension plans
The Company sponsors defined benefit pension plans (the Plans) covering certain full-time and past employees, primarily in the United Kingdom. The benefits for the Plans are based on final compensation and years of service. The Plans are closed to new participants and have ceased all future service benefits, although the future salary link has been retained for certain continuing active members.

The Plans are governed by the laws of the United Kingdom. Each pension plan has a board of trustees that is responsible for administering the assets and defining the investment policies of the Plans.

The funding objective of each pension plan is to have sufficient and appropriate assets to meet actuarial liabilities. The board of trustees reviews the level of funding required based on separate triennial actuarial valuations for funding purposes; the most recent were completed as at March 31, 2020, and February 1, 2019. The Plans required that contributions be made to separately administered funds, which are maintained independently by custodians. The Company expects to contribute approximately $15.4 to the Plans in 2021.

The Plans expose the Company to a number of risks, including changes to long-term UK interest rates and inflation expectations, movements in global investment markets, changes in life expectancy rates, foreign exchange risk, and regulatory risk from changes in UK pension legislation. The Company is also exposed to price risk because the Plans’ assets include significant investments in equities.

Guaranteed annuities, purchased for certain plan members upon retirement, protect a portion of the Plans from changes in interest rates and longevity post-retirement. Post-retirement benefits that are fully matched with insurance policies have been included in both the asset and liability figures in the following tables.

A liability-driven investment (LDI) strategy has been implemented to mitigate a portion of the Plans’ long-term interest rate and inflation risks by investing in assets that have similar interest rate and inflation characteristics as the Plans’ liabilities. The LDI strategy relates to only a portion of the Plans’ investments; therefore, the Plans remain exposed to significant interest rate and inflation risk, along with the other risks mentioned above.
The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

	2020			2019
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $
Balance, beginning of the year	563.1	(519.3)	43.8	494.3	(448.8)	45.5
Administrative and marketing expenses
Interest expense (income)	10.6	(10.0)	0.6	13.0	(12.1)	0.9
Past service cost	0.3	—	0.3	—	—	—
Administrative expenses paid by the Plans	—	1.1	1.1	—	1.1	1.1
	10.9	(8.9)	2.0	13.0	(11.0)	2.0
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	—	(41.1)	(41.1)	—	(55.5)	(55.5)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	1.0	—	1.0	(1.9)	—	(1.9)
Changes in financial assumptions	40.0	—	40.0	81.9	—	81.9
Experience adjustments	0.6	—	0.6	(4.4)	—	(4.4)
Remeasurement loss on net employee defined benefit liability, before tax	41.6	(41.1)	0.5	75.6	(55.5)	20.1
Effect of movement in exchange rates	6.1	(5.8)	0.3	(5.0)	4.2	(0.8)
	47.7	(46.9)	0.8	70.6	(51.3)	19.3
Other
Benefits paid	(20.1)	20.1	—	(14.8)	14.8	—
Contributions by employer	—	(20.2)	(20.2)	—	(23.0)	(23.0)
	(20.1)	(0.1)	(20.2)	(14.8)	(8.2)	(23.0)
Balance, end of the year	601.6	(575.2)	26.4	563.1	(519.3)	43.8

The total remeasurement loss on the net employee defined benefit liability at December 31, 2020, is a loss of $0.4, net of deferred tax recovery of $0.1 (2019 – loss of $16.5, net of deferred tax recovery of $3.6).

	December 31, 2020	December 31, 2019
	$	$
Included in the consolidated statement of financial position within:
Net defined benefit asset	(47.3)	(26.0)
Net defined benefit liability	73.7	69.8
	26.4	43.8

The Company has an unconditional right to derive economic benefit from the above surplus and has therefore recognized a net defined benefit asset.
Major categories of plan assets, measured at fair value, are as follows:

	December 31,	December 31,
	2020	2019
	$	$
Cash and cash equivalents	9.6	7.6
Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	149.1	163.4
Corporate bonds and fixed income	130.6	73.3
Pooled fund liability-driven investments	21.2	13.2
Property funds	10.1	14.4
Unquoted investments:
Annuity policies	127.0	123.2
Insurance contracts:
Equities and property	85.5	85.0
Corporate bonds	41.2	29.9
Cash and cash equivalents	0.9	9.3
Fair value of plan assets	575.2	519.3

The investment policy for the Plans is to balance risk and return. Approximately 56% of plan assets are invested in mutual, exchange-traded, and pooled funds (fair valued using quoted market prices) or held in cash. Approximately 22% of plan assets are held in annuity policies that are purchased for certain plan members upon retirement. The fair value of these policies reflects the value of the obligation for these retired plan members and is determined using actuarial techniques and guaranteed annuity rates. The remaining assets of the Plans are invested in a wholly insured with-profits insurance contract with a major insurance company. Contributions made to this contract are invested in insurance policies administered by third parties, which provide for a declared rate of interest. The yields on the investments are intended to provide for a steady return on the assets. The insurance contract is fair valued using valuation techniques with market observable inputs.

The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using actuarial valuations. The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31, 2020	December 31, 2019
Discount rate	1.15%	1.89%
Rate of increase in salaries	4.17%	4.34%
Rate of inflation, pre-retirement	2.40%	2.60%
Rate of increase in future pensions payment	3.41%	3.44%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	23 years	23 years
Female	25 years	25 years

At December 31, 2020, the weighted average duration of the defined benefit obligation was 15 years (2019 – 16 years).
On November 25, 2020, it was announced that the Chancellor of the United Kingdom has consented to the Retail Prices Index (RPI) and the Consumer Prices Index including housing costs (CPIH) being converged by 2030. CPIH is very closely correlated with the Consumer Prices Index (CPI), which is used to measure the inflation link to the date of retirement for participants who are no longer active. As a result of the announcement, the Company reduced CPI by a further 0.1% to 2.4% (2019 - 2.6%) resulting in a net decrease to the defined benefit obligation of $2.4, recorded through other comprehensive income.

Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31, 2020		December 31, 2019
	Increase $	Decrease $	Increase $	Decrease $
Change in discount rate by 0.25%	(19.6)	20.3	(18.9)	19.6
Change in pre-retirement inflation rate by 0.25%	5.6	(5.3)	5.7	(5.5)
Change in salary growth by 0.25%	1.2	(1.2)	1.0	(1.0)
Change in pension increase assumption by 0.25%	12.9	(12.3)	10.5	(9.2)
Change in one year in the life expectancy	13.3	(13.3)	11.8	(11.8)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting year. The sensitivity analyses were based on changing a significant assumption and keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

End of employment benefit plans
The liability for end of employment benefit plans represents the Company’s estimated obligations for long service leave and annual leave that is legislated in some countries in which the Company operates.